Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	15,661	13,473	14,296
ABO	15,110	13,043
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	15,661	0
ABO	15,110	0
Fair value of plan assets	15,635	0
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,539	2,843	2,773
ABO	3,469	2,785
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,671	1,334
ABO	1,637	1,307
Fair value of plan assets	1,187	978
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,655	1,319
ABO	1,627	1,298
Fair value of plan assets	1,173	964
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,539	2,843	2,773
ABO	3,469	2,785
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,671	1,334
ABO	1,637	1,307
Fair value of plan assets	1,187	978
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,655	1,319
ABO	1,627	1,298
Fair value of plan assets	1,173	964